Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
November 30, 2024
AMOR-NPRT1-0125
1.813053.120
Asset-Backed Securities - 3.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	115,653	117,252
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	217,368	219,485
TOTAL CANADA		336,737
UNITED STATES - 2.9%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	402,657
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	109,685	110,053
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	223,000	224,608
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	1,141,000	1,146,970
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	122,000	122,916
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	102,000	103,381
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	483,065	483,549
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	211,000	215,050
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	158,000	160,769
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	103,105	101,629
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	261,000	263,710
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	297,000	297,106
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	71,432	71,714
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	106,000	107,631
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	500,000	500,692
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	540,000	541,794
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	281,098	286,060
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	355,000	354,801
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	263,000	265,268
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	179,000	182,432
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	700,000	688,268
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	760,000	763,422
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	224,000	226,209
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	103,000	103,503
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	691,000	701,328
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,808	8,292
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	600,000	606,122
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	471,000	476,527
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,000	235,859
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	58,602	58,852
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	302,000	305,888
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	995,253
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	269,000	271,331
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	249,406	249,470
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(d)(e)	643,379	643,125
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	268,000	271,333
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	241,000	240,709
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	54,390	54,527
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	153,000	154,969
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	995,510	885,888
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	257,000	257,947
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	66,194	66,312
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	234,007	234,141
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	300,000	300,180
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	200,000	202,154
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	120,000	118,876
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	862,948	878,781
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	800,000	808,397
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	415,000	415,992
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	295,000	295,105
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	127,000	127,824
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	23,060	23,068
TOTAL UNITED STATES		17,612,442
TOTAL ASSET-BACKED SECURITIES (Cost $17,943,002)		17,949,179

Collateralized Mortgage Obligations - 5.3%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(e)	18,296	18,197
UNITED STATES - 5.3%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	178,936	176,451
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,695,712	1,468,611
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(e)	187,351	182,245
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(e)	104,544	102,621
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(e)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3113% 5/27/2037 (b)(d)(e)	96,728	95,622
Fannie Mae Guaranteed REMICS Series 1999-17 Class PG, 6% 4/25/2029	19,289	19,569
Fannie Mae Guaranteed REMICS Series 1999-32 Class PL, 6% 7/25/2029	26,186	26,631
Fannie Mae Guaranteed REMICS Series 1999-33 Class PK, 6% 7/25/2029	19,940	20,180
Fannie Mae Guaranteed REMICS Series 2001-20 Class Z, 6% 5/25/2031	25,020	25,371
Fannie Mae Guaranteed REMICS Series 2001-31 Class ZC, 6.5% 7/25/2031	8,513	8,604
Fannie Mae Guaranteed REMICS Series 2001-52 Class YZ, 6.5% 10/25/2031	3,582	3,698
Fannie Mae Guaranteed REMICS Series 2002-16 Class ZD, 6.5% 4/25/2032	6,559	6,726
Fannie Mae Guaranteed REMICS Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 2.7015% 11/25/2032 (e)(f)	2,706	65
Fannie Mae Guaranteed REMICS Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 12/25/2033 (e)(f)	24,387	2,791
Fannie Mae Guaranteed REMICS Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.2515% 3/25/2033 (e)(f)	4,917	503
Fannie Mae Guaranteed REMICS Series 2005-39 Class TE, 5% 5/25/2035	56,170	56,162
Fannie Mae Guaranteed REMICS Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 1.8715% 6/25/2035 (e)(f)	44,317	3,198
Fannie Mae Guaranteed REMICS Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 4.9439% 8/25/2035 (d)(e)	1,418	1,453
Fannie Mae Guaranteed REMICS Series 2005-79 Class ZC, 5.9% 9/25/2035	54,535	55,019
Fannie Mae Guaranteed REMICS Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 1.7915% 12/25/2036 (e)(f)	15,783	1,553
Fannie Mae Guaranteed REMICS Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.5915% 5/25/2037 (e)(f)	8,367	904
Fannie Mae Guaranteed REMICS Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 11.5289% 6/25/2037 (d)(e)	28,048	33,985
Fannie Mae Guaranteed REMICS Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 10.5089% 7/25/2037 (d)(e)	4,886	5,373
Fannie Mae Guaranteed REMICS Series 2010-135 Class ZA, 4.5% 12/25/2040	23,440	23,322
Fannie Mae Guaranteed REMICS Series 2010-150 Class ZC, 4.75% 1/25/2041	226,219	223,521
Fannie Mae Guaranteed REMICS Series 2011-4 Class PZ, 5% 2/25/2041	84,876	82,029
Fannie Mae Guaranteed REMICS Series 2011-67 Class AI, 4% 7/25/2026 (f)	839	10
Fannie Mae Guaranteed REMICS Series 2012-100 Class WI, 3% 9/25/2027 (f)	50,907	1,397
Fannie Mae Guaranteed REMICS Series 2012-149 Class DA, 1.75% 1/25/2043	23,663	21,759
Fannie Mae Guaranteed REMICS Series 2012-149 Class GA, 1.75% 6/25/2042	29,648	27,194
Fannie Mae Guaranteed REMICS Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	1,263	15
Fannie Mae Guaranteed REMICS Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 1.7015% 6/25/2041 (e)(f)	1,661	8
Fannie Mae Guaranteed REMICS Series 2013-133 Class IB, 3% 4/25/2032 (f)	9,732	85
Fannie Mae Guaranteed REMICS Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.2015% 1/25/2044 (e)(f)	28,696	3,049
Fannie Mae Guaranteed REMICS Series 2015-42 Class IL, 6% 6/25/2045 (f)	167,069	25,392
Fannie Mae Guaranteed REMICS Series 2015-70 Class JC, 3% 10/25/2045	221,213	208,378
Fannie Mae Guaranteed REMICS Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	101,381	15,298
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	3,531,793	3,166,615
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	735,597	664,754
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	436,453	381,394
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	179,864	147,652
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	190,362	157,293
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	202,300	167,157
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	240,648	199,995
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	168,742	147,038
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,424,776	1,251,441
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	273,572	237,068
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	278,721	253,039
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	254,213	233,042
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,245,093	1,960,431
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	198,115	172,433
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	249,542	240,508
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	229,859	195,577
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	396,429	359,314
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	27,671	1,229
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	473,991	473,454
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	788,131	771,611
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (e)(f)	12,836	2,385
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (e)(f)	7,846	1,240
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	11,956	2,089
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (e)(f)	7,053	1,282
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	23,265	3,843
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	9,396	9,484
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	326,545	315,913
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	157,509	136,837
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	302,567	251,829
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	11,092	11,245
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	11,381	11,555
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	20,485	20,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,859	4,923
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	7,878	7,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	19,671	20,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.2799% 11/15/2031 (e)(f)	13,412	595
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	19,401	19,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	25,690	26,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (f)	9,539	1,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	376,881	378,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	35,767	36,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	122,818	125,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	67,200	68,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	80,843	82,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	33,455	33,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 1.6799% 2/15/2036 (e)(f)	10,905	964
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	33,823	35,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	105,285	107,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 1.7399% 11/15/2036 (e)(f)	40,690	3,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 1.6599% 6/15/2037 (e)(f)	31,185	3,449
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,935	11,937
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	152,983	153,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	23,604	23,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4055 Class BI, 3.5% 5/15/2031 (f)	302	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	21,655	19,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	15,565	1,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	256	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	747	7
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	68,226	2,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	84,172	82,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4492 Class LB, 4% 3/15/2044	6,684	6,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4506 Class LB, 4% 4/15/2044	14,062	14,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4522 Class LB, 4% 6/15/2044	11,238	11,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4535 Class LB, 4% 8/15/2044	11,140	11,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-4636 Class AE, 4% 7/15/2042	18,874	18,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	58,434	57,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	19,674	19,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4676 Class VD, 4% 8/15/2037	12,165	12,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	198,358	188,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	195,920	189,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	94,114	91,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	124,487	112,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	824,320	684,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	627,589	520,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	526,654	453,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	680,525	643,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	177,444	147,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	238,869	198,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	235,579	193,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	983,674	850,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	196,906	174,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,302,178	1,136,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	221,475	192,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	215,651	187,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	206,843	183,589
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	180,421	156,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	230,994	198,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	180,422	156,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	156,989	139,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	748,480	670,349
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	131,052	118,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	168,491	149,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	679,024	662,691
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	24,923	25,368
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	8,156	8,306
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	3,486	3,535
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,436	2,472
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 5.271% 8/20/2060 (d)(e)(g)	24,460	24,366
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 5.471% 4/20/2061 (d)(e)(g)	8,290	8,279
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.621% 5/20/2061 (d)(e)(g)	1,725	1,723
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	2,766	2,675
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	36,033	32,381
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.26% 8/20/2066 (d)(e)(g)	133,579	132,766
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	53,170	52,372
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 1.775% 5/16/2034 (e)(f)	32,689	2,095
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.475% 8/17/2034 (e)(f)	11,181	941
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 1.965% 6/16/2037 (e)(f)	18,908	1,838
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	321,925	310,529
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	71,069	68,486
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	5,392	277
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (f)	109,504	14,391
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	160,861	156,974
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	96,092	88,454
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	395,555	354,025
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 5.1207% 1/20/2049 (d)(e)	71,583	70,984
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 5.2207% 10/20/2049 (d)(e)	123,249	120,962
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 5.1707% 2/20/2049 (d)(e)	234,613	231,152
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	278,505	268,089
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	885,718	824,595
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(e)	290,237	270,802
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	308,959	300,856
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	836,169	766,055
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	369,370	343,212
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	31,129	30,535
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	331,762	329,811
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	545,498	513,744
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	119,646	109,507
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	776,231	758,337
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(e)	95,167	91,870
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(e)	616,828	591,291
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	266,991	253,002
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	48,246	47,912
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.3422% 9/25/2043 (d)(e)	231,648	221,588
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.413% 9/25/2033 (e)	30,080	30,165
TOTAL UNITED STATES		32,149,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,824,235)		32,167,933

Commercial Mortgage Securities - 7.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	266,000	244,720
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	118,000	100,597
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,945,928	1,866,604
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,463,153
BANK Series 2020-BN25 Class XB, 0.5292% 1/15/2063 (e)(f)	7,140,322	142,035
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	700,000	656,460
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (e)(f)	4,937,333	228,234
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8917% 12/15/2062 (e)(f)	12,147,289	285,868
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(d)(e)	772,269	753,518
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(d)(e)	200,000	200,125
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(d)(e)	1,066,491	1,071,823
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,214,907
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(e)	662,449	664,520
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(d)(e)	1,021,849	1,024,723
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(d)(e)	242,408	241,196
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(d)(e)	400,000	399,881
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(d)(e)	677,796	678,638
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(d)(e)	452,956	454,372
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(d)(e)	174,597	174,542
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	697,889	687,429
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 1.0172% 9/10/2058 (e)(f)	7,632,205	28,125
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,523,604
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6905% 12/10/2049 (e)(f)	6,198,918	52,890
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1607% 8/10/2056 (e)(f)	4,798,953	168,987
COMM Mortgage Trust Series 2014-UBS6 Class XA, 0.641% 12/10/2047 (e)(f)	472,401	5
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	53,409	52,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	300,000	290,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	198,641	192,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,000,000	974,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	1,000,000	975,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	600,000	590,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	900,000	867,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	483,802	441,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	300,000	284,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	400,000	344,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	200,000	198,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	400,000	398,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	100,000	103,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	200,000	198,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	2,800,000	2,896,270
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	5,000,000	4,957,994
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.3448% 10/10/2048 (e)(f)	3,682,768	20,671
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.6745% 9/15/2031 (b)(d)(e)	1,590,420	1,574,898
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,103,867
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	192,062
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	1,063,452	1,027,634
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	300,000	285,567
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(d)(e)	525,649	521,707
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(d)(e)	837,595	840,734
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	99,998	98,414
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	455,259	425,474
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(e)(f)	3,909,453	67,698
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(d)(e)	340,811	339,746
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class XA, 1.1742% 10/15/2048 (e)(f)	4,280,217	15,196
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.507% 8/15/2033 (b)(d)(e)	723,006	589,980
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2892% 6/15/2054 (e)(f)	1,067,119	51,673
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(d)(e)	647,117	646,638
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(d)(e)	315,934	314,947
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1254% 12/15/2050 (e)(f)	5,129,753	128,757
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	4,000,000	3,967,624
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0908% 11/15/2048 (e)(f)	3,754,987	16,753
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0012% 12/15/2050 (e)(f)	7,349,819	157,411
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0773% 8/15/2051 (e)(f)	3,768,219	81,909
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(d)(e)	468,000	459,503
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(d)(e)	637,000	636,757
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(d)(e)	400,000	400,675
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(d)(e)	1,000,000	1,001,718
TOTAL UNITED STATES		46,061,921
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,846,951)		46,061,921

U.S. Government Agency - Mortgage Securities - 145.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 145.1%
Fannie Mae 3.5% 12/1/2036	115,970	109,984
Fannie Mae 3.5% 5/1/2036	87,795	83,400
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (d)(e)	1,462	1,484
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.911% 6/1/2036 (d)(e)	11,129	11,319
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.249% 10/1/2033 (d)(e)	2,285	2,324
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,132,776	995,836
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	1,055,280	922,432
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	136,647	113,082
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,477,940	1,893,425
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	603,822	530,827
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	572,482	503,275
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	316,441	278,978
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	133,171	110,205
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,829,882	2,333,910
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	604,566	531,480
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	135,074	111,780
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	139,286	115,266
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,999,855	1,528,114
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,921	13,956
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	141,992	117,505
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,243	14,239
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	66,940	59,120
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	94,026	71,846
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	142,299	110,111
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	630,332	481,644
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	6,934,426	5,298,682
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,701,439	1,500,008
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,430,974	2,196,978
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,703	54,668
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	501,557	452,652
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	41,648	35,685
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,029,756	872,030
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	982,068	803,105
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,104,080	1,718,022
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	15,456	13,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	761,136	648,122
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	609,306	518,836
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	597,317	484,548
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,495,848	2,035,567
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	219,589	177,377
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,151,678	1,039,383
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	211,667	190,169
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	152,761	131,082
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	538,919	439,700
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	131,559	127,360
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	624,706	529,021
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,096,837	885,648
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,852,543	1,567,055
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,539	15,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,300,073	4,253,079
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	230,143	186,837
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	228,006	184,817
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	178,584	144,367
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	496,497	446,689
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	50,978	43,823
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,041,216	847,244
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	337,936	304,035
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	37,187	31,944
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	9,055,519	8,181,043
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	279,956	252,921
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	873,518	785,888
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	495,851	424,551
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	716,242	611,237
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	380,501	310,211
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	646,954	526,835
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	242,479	196,852
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	116,030	94,342
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,297	15,581
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,654	27,981
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	425,390	384,311
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	172,460	163,490
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,497,040	1,383,935
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	257,857	218,009
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,066,046	1,762,913
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	312,571	262,510
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	171,806	162,950
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	39,004	37,029
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	131,886	120,737
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	482,928	411,318
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,167,089	1,823,397
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	111,317	105,628
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	238,907	220,036
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	460,786	405,130
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	299,616	263,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	110,094	97,003
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,532,232	2,126,673
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,410,417	2,043,199
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,082,113	915,228
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	834,403	705,720
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	307,635	291,637
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,347,026	2,225,905
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,656,625	1,401,138
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	746,156	632,482
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	124,464	115,450
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	373,881	346,685
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	269,363	249,854
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	97,803	92,803
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	349,347	310,209
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	114,025	101,250
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	172,219	163,413
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,349,131	2,150,550
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,350,054	1,182,770
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	39,301	37,401
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	101,759	90,359
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	127,868	112,823
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	38,152	33,592
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	102,535	90,695
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	877,279	738,968
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,606,371	1,363,654
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	563,985	476,126
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,310,439	2,814,382
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	194,255	172,492
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	104,261	92,157
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	53,873	51,242
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	175,047	147,285
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	385,160	338,639
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	5,081,899	4,328,336
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	38,861	32,698
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	512,595	486,996
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	578,326	508,098
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2036	886,914	834,922
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,128,981	1,001,764
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	905,424	799,437
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	119,130	104,552
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	19,896	19,021
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	64,598	62,235
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,577,934	1,397,169
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	113,590	99,938
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	772,558	680,192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	675,872	648,907
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,190,723	1,142,798
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	77,122	73,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	267,098	253,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	613,032	577,095
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,450,066	3,948,617
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,048,596	922,572
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	550,522	484,531
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	131,689	115,574
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	399,484	351,722
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	114,150	110,424
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	682,806	652,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	44,446	42,837
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2036	23,241	21,908
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	47,294	42,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	564,155	499,526
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,541,840	1,368,100
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	712,800	627,133
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,168,936	1,028,449
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	677,661	594,735
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	393,180	344,698
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	107,751	103,267
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	36,084	34,535
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	18,927	17,664
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	927,813	828,772
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,162,756	1,919,049
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,112,386	987,039
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	180,650	158,374
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2036	13,014	12,268
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2037	493,127	464,802
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	11,986	11,418
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,211,931	1,961,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	159,090	140,865
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2038	23,669	22,304
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	439,924	420,894
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	250,179	239,187
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	130,640	126,011
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	6,298	5,940
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	25,252	23,796
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	54,239	49,127
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	634,520	573,511
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	767,683	686,216
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	955,544	845,481
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,791,792	2,470,223
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2036	25,963	24,441
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	272,371	261,599
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	929,975	823,729
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	18,693	17,482
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	295,894	273,039
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	56,630	52,344
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	262,074	243,060
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	241,548	220,174
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	80,783	73,887
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	55,564	51,880
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,102	15,979
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,926	5,525
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	82,289	76,062
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,645,571	2,440,402
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	255,226	236,868
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,926	13,899
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,682	14,625
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,021	5,619
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,343	11,489
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,619	3,345
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	508,177	469,879
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	381,579	348,052
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,837	9,172
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	270	268
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	508,369	469,103
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	53,317	49,282
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	69,190	63,846
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	92,561	85,411
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,435,064	1,338,374
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,839	11,056
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	140,598	130,090
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	72,799	67,404
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	218,338	199,410
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	539,160	490,397
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	174,262	159,318
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	88,067	81,966
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	48,094	44,455
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	357,865	327,176
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	110,359	102,827
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,450	14,399
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	81,652	76,074
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,513	17,250
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	29,839	27,385
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	219,471	199,981
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	15,303	14,307
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	59,303	57,566
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	185,684	180,247
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	513,135	476,811
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	339,611	308,047
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	231,843	225,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	13,315	12,420
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	243,195	227,292
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	100,681	92,936
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	76,768	70,983
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	527,960	478,560
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	338,647	328,201
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	83,423	77,941
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	40,649	37,946
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,368	15,320
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	133,029	123,003
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	52,847	48,864
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	158,767	147,347
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	740,163	675,592
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	355,282	342,373
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	12,433	11,989
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,831	4,660
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	220,330	210,815
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	7,157	6,902
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,950	14,439
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,213	11,740
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	34,239	32,600
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	134,047	129,189
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,411	12,003
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	99,644	95,937
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	54,339	51,449
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,815	8,484
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	149,842	143,371
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	298,778	287,949
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	11,436	11,044
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,514	14,911
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,139	6,869
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,035	30,855
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,812	17,200
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	43,291	41,789
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,290	21,457
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,566	13,983
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,539	21,670
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	135,283	130,075
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	200,289	192,675
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	108,428	103,000
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,445	18,688
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	103,596	99,707
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	139,514	134,233
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	47,715	45,925
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	26,187	25,174
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	77,105	73,703
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	52,584	50,264
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,499,560	2,358,812
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,038,885	984,282
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	45,802	42,919
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,799	1,739
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	11,504	11,099
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	22,460	21,685
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	856,732	811,101
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,655	6,355
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,587	5,453
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	48,059	47,546
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,225	10,107
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	37,924	37,334
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	96,512	95,527
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	858,351	840,437
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	99,287	98,180
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	28,952	28,619
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	8,113	7,999
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,505,457	1,448,516
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	71,270	70,451
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	149,567	147,856
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	189,385	187,174
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	65,046	64,249
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	481,843	476,459
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	130,094	128,618
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	36,319	35,870
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	749	747
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	408,667	405,118
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	46,367	45,675
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,045	6,887
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,447	8,341
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	347,250	343,452
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	8,022	7,927
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	482,147	469,222
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	29,769	29,427
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	179,622	176,491
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	740,422	734,292
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	998,796	989,902
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,073,755	1,066,542
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	542,049	537,562
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,405,322	2,382,401
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	299,999	294,399
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	199,990	196,256
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	3,500,000	3,434,655
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	2,076,013	2,037,254
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,100,000	1,079,463
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	51,435	51,763
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	226,218	226,961
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	28,005	28,163
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	11,730	11,819
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	609,708	613,601
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,546	7,618
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	27,635	27,800
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,625	1,640
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	323,055	317,125
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	3,400,930	3,337,435
Fannie Mae Mortgage pass-thru certificates 5.3% 8/1/2041 (e)	79,819	79,721
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,087,595	1,101,655
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,190,367	1,190,132
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,314,850	2,321,628
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	9,799,992	9,788,873
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	357,608	359,661
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	977,826	976,716
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	990,598	998,141
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	440,480	445,349
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	781,992	781,837
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	686,882	691,683
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,462,957	1,479,127
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	295,887	295,829
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	789,337	800,035
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,386,822	1,386,548
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	793,455	817,029
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	378,125	383,806
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	9,444,501	9,669,026
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,111,974	1,130,306
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	124,680	128,579
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	872,479	897,037
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	324,837	334,488
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	394,345	399,776
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,441,622	1,461,478
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,920,521	1,946,972
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	770,518	788,836
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,004,075	1,029,514
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,997,706	2,025,220
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,069,946	1,084,682
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	273,163	278,120
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,674,356	1,697,417
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	694,058	715,764
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	807,993	836,762
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,970	7,325
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	664,935	688,611
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,064	2,171
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	712	745
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	424,887	435,932
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	455	476
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	877	925
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	796,810	828,792
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,798	10,273
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	682,366	699,945
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	706	741
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	814,297	835,339
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,287,705	4,465,496
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,910	2,008
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,349	3,520
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	635,550	659,818
Fannie Mae Mortgage pass-thru certificates 6.735% 2/1/2039 (e)	25,955	26,659
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	2,381	2,403
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	828	835
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	522	528
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	600	611
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	24,408	25,275
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	268	269
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1,357	1,369
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1,436	1,451
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	155	159
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,351	1,429
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,752	8,255
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,416	1,507
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	4,236	4,482
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,433	3,652
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,059	1,125
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,623	1,728
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	500	530
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	355	377
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	297	316
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	199	211
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,473	1,539
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2032	458	488
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2025	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	21,347	22,709
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	100	105
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	5,351	5,707
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,851	5,130
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	14,669	15,582
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.445%, 5.945% 4/1/2037 (d)(e)	6,978	7,113
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 1.462%, 6.085% 1/1/2035 (d)(e)	1,781	1,816
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (d)(e)	1,359	1,384
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.596%, 5.971% 3/1/2036 (d)(e)	5,838	5,972
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.608%, 7.436% 8/1/2035 (d)(e)	15,788	16,094
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.638%, 6.887% 11/1/2036 (d)(e)	1,468	1,496
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.684%, 7.062% 5/1/2036 (d)(e)	1,040	1,061
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.73%, 6.27% 3/1/2040 (d)(e)	5,692	5,852
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.556% 7/1/2035 (d)(e)	1,452	1,483
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.5% 8/1/2041 (d)(e)	7,693	7,867
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.8%, 6.05% 1/1/2042 (d)(e)	12,172	12,514
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%, 7.073% 12/1/2040 (d)(e)	153,480	157,565
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.818%, 6.297% 2/1/2042 (d)(e)	5,263	5,400
Freddie Mac Gold Pool 1.5% 1/1/2036	615,879	541,426
Freddie Mac Gold Pool 1.5% 1/1/2051	2,454,593	1,875,586
Freddie Mac Gold Pool 1.5% 10/1/2036	194,606	170,107
Freddie Mac Gold Pool 1.5% 11/1/2035	572,703	503,469
Freddie Mac Gold Pool 1.5% 11/1/2035	17,286	15,196
Freddie Mac Gold Pool 1.5% 11/1/2050	65,146	50,349
Freddie Mac Gold Pool 1.5% 12/1/2035	604,713	531,610
Freddie Mac Gold Pool 1.5% 12/1/2040	82,034	67,887
Freddie Mac Gold Pool 1.5% 12/1/2050	46,726	36,113
Freddie Mac Gold Pool 1.5% 12/1/2050	29,416	22,762
Freddie Mac Gold Pool 1.5% 2/1/2041	140,133	115,967
Freddie Mac Gold Pool 1.5% 2/1/2051	2,493,549	1,905,352
Freddie Mac Gold Pool 1.5% 3/1/2041	142,288	117,751
Freddie Mac Gold Pool 1.5% 3/1/2051	1,022,265	781,125
Freddie Mac Gold Pool 1.5% 3/1/2051	32,007	24,767
Freddie Mac Gold Pool 1.5% 4/1/2041	144,630	119,688
Freddie Mac Gold Pool 1.5% 4/1/2041	631,398	522,514
Freddie Mac Gold Pool 1.5% 4/1/2051	1,942,797	1,484,515
Freddie Mac Gold Pool 1.5% 5/1/2036	1,407,255	1,239,772
Freddie Mac Gold Pool 1.5% 6/1/2051	38,515	29,803
Freddie Mac Gold Pool 1.5% 7/1/2035	237,002	208,573
Freddie Mac Gold Pool 1.5% 8/1/2035	489,499	430,783
Freddie Mac Gold Pool 2% 10/1/2041	19,222	16,278
Freddie Mac Gold Pool 2% 11/1/2041	573,273	485,466
Freddie Mac Gold Pool 2% 11/1/2051	385,948	311,757
Freddie Mac Gold Pool 2% 12/1/2051	145,695	117,779
Freddie Mac Gold Pool 2% 12/1/2051	154,096	125,100
Freddie Mac Gold Pool 2% 12/1/2051	54,877	44,328
Freddie Mac Gold Pool 2% 2/1/2042	439,404	372,101
Freddie Mac Gold Pool 2% 3/1/2036	322,747	290,369
Freddie Mac Gold Pool 2% 3/1/2041	120,090	103,309
Freddie Mac Gold Pool 2% 4/1/2041	1,312,249	1,117,405
Freddie Mac Gold Pool 2% 5/1/2051	4,026,038	3,270,981
Freddie Mac Gold Pool 2% 5/1/2051	263,515	214,424
Freddie Mac Gold Pool 2% 5/1/2051	84,657	68,489
Freddie Mac Gold Pool 2% 5/1/2051	198,414	160,521
Freddie Mac Gold Pool 2% 6/1/2036	800,499	720,195
Freddie Mac Gold Pool 2% 6/1/2050	2,034,593	1,658,741
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	1,806,699	1,546,908
Freddie Mac Gold Pool 2% 7/1/2051	144,577	117,553
Freddie Mac Gold Pool 2% 8/1/2036	629,639	568,640
Freddie Mac Gold Pool 2.5% 1/1/2041	341,310	301,792
Freddie Mac Gold Pool 2.5% 1/1/2042	449,604	394,456
Freddie Mac Gold Pool 2.5% 10/1/2041	221,973	195,162
Freddie Mac Gold Pool 2.5% 10/1/2050	1,212,075	1,029,314
Freddie Mac Gold Pool 2.5% 11/1/2031	145,182	137,691
Freddie Mac Gold Pool 2.5% 11/1/2041	151,335	133,340
Freddie Mac Gold Pool 2.5% 11/1/2041	86,887	76,609
Freddie Mac Gold Pool 2.5% 11/1/2041	3,133,130	2,762,532
Freddie Mac Gold Pool 2.5% 11/1/2050	4,033,217	3,430,115
Freddie Mac Gold Pool 2.5% 11/1/2051	122,304	102,716
Freddie Mac Gold Pool 2.5% 12/1/2051	1,253,781	1,060,422
Freddie Mac Gold Pool 2.5% 2/1/2035	297,375	275,744
Freddie Mac Gold Pool 2.5% 2/1/2042	586,165	519,762
Freddie Mac Gold Pool 2.5% 2/1/2051	7,487,373	6,379,457
Freddie Mac Gold Pool 2.5% 2/1/2051	436,448	369,002
Freddie Mac Gold Pool 2.5% 3/1/2037	101,880	93,801
Freddie Mac Gold Pool 2.5% 3/1/2051	418,675	353,453
Freddie Mac Gold Pool 2.5% 4/1/2042	98,331	86,577
Freddie Mac Gold Pool 2.5% 4/1/2052	1,147,993	975,612
Freddie Mac Gold Pool 2.5% 5/1/2035	587,207	543,760
Freddie Mac Gold Pool 2.5% 5/1/2041	1,271,907	1,129,410
Freddie Mac Gold Pool 2.5% 5/1/2051	1,158,672	985,050
Freddie Mac Gold Pool 2.5% 6/1/2031	35,030	33,378
Freddie Mac Gold Pool 2.5% 6/1/2041	116,469	102,765
Freddie Mac Gold Pool 2.5% 7/1/2036	423,648	392,964
Freddie Mac Gold Pool 2.5% 7/1/2041	1,616,365	1,435,278
Freddie Mac Gold Pool 2.5% 7/1/2050	2,235,402	1,907,421
Freddie Mac Gold Pool 2.5% 7/1/2051	1,752,890	1,486,940
Freddie Mac Gold Pool 2.5% 8/1/2041	71,765	63,277
Freddie Mac Gold Pool 2.5% 8/1/2041	575,630	506,103
Freddie Mac Gold Pool 2.5% 9/1/2041	156,216	138,373
Freddie Mac Gold Pool 3% 1/1/2043	48,090	43,612
Freddie Mac Gold Pool 3% 1/1/2052	92,929	81,557
Freddie Mac Gold Pool 3% 10/1/2051	1,227,158	1,080,824
Freddie Mac Gold Pool 3% 11/1/2032	775,752	741,163
Freddie Mac Gold Pool 3% 11/1/2050	75,293	66,244
Freddie Mac Gold Pool 3% 11/1/2051	19,559	17,166
Freddie Mac Gold Pool 3% 12/1/2030	33,051	31,817
Freddie Mac Gold Pool 3% 12/1/2032	90,260	86,338
Freddie Mac Gold Pool 3% 12/1/2032	236,650	227,291
Freddie Mac Gold Pool 3% 12/1/2042	255,786	232,281
Freddie Mac Gold Pool 3% 12/1/2050	630,847	555,029
Freddie Mac Gold Pool 3% 12/1/2051	1,175,231	1,031,416
Freddie Mac Gold Pool 3% 2/1/2033	31,808	30,656
Freddie Mac Gold Pool 3% 2/1/2043	32,384	29,469
Freddie Mac Gold Pool 3% 2/1/2043	15,267	13,857
Freddie Mac Gold Pool 3% 3/1/2043	23,046	20,918
Freddie Mac Gold Pool 3% 3/1/2052	106,313	93,170
Freddie Mac Gold Pool 3% 3/1/2052	46,885	41,104
Freddie Mac Gold Pool 3% 3/1/2052	838,602	737,815
Freddie Mac Gold Pool 3% 4/1/2032	5,371	5,171
Freddie Mac Gold Pool 3% 4/1/2032	7,094	6,817
Freddie Mac Gold Pool 3% 4/1/2034	106,768	102,027
Freddie Mac Gold Pool 3% 4/1/2037	648,357	611,115
Freddie Mac Gold Pool 3% 4/1/2037	288,986	272,657
Freddie Mac Gold Pool 3% 4/1/2046	30,230	27,056
Freddie Mac Gold Pool 3% 4/1/2046	37,142	33,243
Freddie Mac Gold Pool 3% 5/1/2046	84,079	75,252
Freddie Mac Gold Pool 3% 5/1/2046	527,898	472,483
Freddie Mac Gold Pool 3% 5/1/2052	752,466	659,445
Freddie Mac Gold Pool 3% 6/1/2046	524,706	469,626
Freddie Mac Gold Pool 3% 6/1/2050	1,021,468	905,727
Freddie Mac Gold Pool 3% 6/1/2052	154,171	135,160
Freddie Mac Gold Pool 3% 7/1/2032	13,513	12,947
Freddie Mac Gold Pool 3% 8/1/2032	16,308	15,637
Freddie Mac Gold Pool 3% 8/1/2032	10,670	10,220
Freddie Mac Gold Pool 3% 9/1/2048	665,026	589,881
Freddie Mac Gold Pool 3% 9/1/2050	18,116	15,950
Freddie Mac Gold Pool 3% 9/1/2051	20,337	17,848
Freddie Mac Gold Pool 3.5% 1/1/2046	50,775	46,993
Freddie Mac Gold Pool 3.5% 10/1/2047	7,585	7,039
Freddie Mac Gold Pool 3.5% 10/1/2049	203,821	186,741
Freddie Mac Gold Pool 3.5% 11/1/2033	322,412	312,743
Freddie Mac Gold Pool 3.5% 11/1/2042	150,995	140,859
Freddie Mac Gold Pool 3.5% 11/1/2047	52,885	49,065
Freddie Mac Gold Pool 3.5% 12/1/2033	110,786	105,857
Freddie Mac Gold Pool 3.5% 12/1/2046	93,908	86,765
Freddie Mac Gold Pool 3.5% 12/1/2047	13,377	12,407
Freddie Mac Gold Pool 3.5% 2/1/2034	273,072	263,816
Freddie Mac Gold Pool 3.5% 2/1/2043	27,900	26,253
Freddie Mac Gold Pool 3.5% 2/1/2043	265,274	247,846
Freddie Mac Gold Pool 3.5% 2/1/2052	190,336	174,014
Freddie Mac Gold Pool 3.5% 2/1/2052	95,892	87,616
Freddie Mac Gold Pool 3.5% 3/1/2032	146,500	140,852
Freddie Mac Gold Pool 3.5% 3/1/2046	715,078	664,039
Freddie Mac Gold Pool 3.5% 4/1/2042	643,677	603,077
Freddie Mac Gold Pool 3.5% 4/1/2043	8,660	8,081
Freddie Mac Gold Pool 3.5% 4/1/2043	32,796	30,651
Freddie Mac Gold Pool 3.5% 4/1/2043	294,378	274,892
Freddie Mac Gold Pool 3.5% 4/1/2046	480,970	444,837
Freddie Mac Gold Pool 3.5% 4/1/2046	95,717	88,676
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	11,154,054	10,228,909
Freddie Mac Gold Pool 3.5% 4/1/2052	1,117,936	1,013,683
Freddie Mac Gold Pool 3.5% 5/1/2034	131,296	125,167
Freddie Mac Gold Pool 3.5% 5/1/2045	936,239	866,780
Freddie Mac Gold Pool 3.5% 5/1/2045	10,883	10,075
Freddie Mac Gold Pool 3.5% 5/1/2046	1,072,192	995,328
Freddie Mac Gold Pool 3.5% 5/1/2046	554,305	513,529
Freddie Mac Gold Pool 3.5% 5/1/2046	138,919	128,482
Freddie Mac Gold Pool 3.5% 5/1/2052	139,225	126,198
Freddie Mac Gold Pool 3.5% 6/1/2032	479,727	460,483
Freddie Mac Gold Pool 3.5% 6/1/2042	33,596	31,446
Freddie Mac Gold Pool 3.5% 6/1/2045	1,135,189	1,050,971
Freddie Mac Gold Pool 3.5% 6/1/2045	176,800	163,684
Freddie Mac Gold Pool 3.5% 6/1/2052	554,126	502,624
Freddie Mac Gold Pool 3.5% 7/1/2032	459,548	441,113
Freddie Mac Gold Pool 3.5% 7/1/2032	102,256	98,314
Freddie Mac Gold Pool 3.5% 7/1/2042	375,610	350,888
Freddie Mac Gold Pool 3.5% 7/1/2042	171,251	160,105
Freddie Mac Gold Pool 3.5% 7/1/2047	131,438	121,984
Freddie Mac Gold Pool 3.5% 8/1/2034	217,218	206,603
Freddie Mac Gold Pool 3.5% 8/1/2047	23,509	21,818
Freddie Mac Gold Pool 3.5% 8/1/2047	199,813	185,441
Freddie Mac Gold Pool 3.5% 8/1/2047	15,693	14,564
Freddie Mac Gold Pool 3.5% 9/1/2042	381,633	356,431
Freddie Mac Gold Pool 3.5% 9/1/2042	496,659	463,664
Freddie Mac Gold Pool 3.5% 9/1/2046	122,982	113,666
Freddie Mac Gold Pool 3.5% 9/1/2046	30,148	27,912
Freddie Mac Gold Pool 3.5% 9/1/2047	6,616	6,140
Freddie Mac Gold Pool 3.5% 9/1/2047	6,181	5,736
Freddie Mac Gold Pool 4% 1/1/2036	228,165	222,578
Freddie Mac Gold Pool 4% 1/1/2042	122,019	117,537
Freddie Mac Gold Pool 4% 1/1/2044	12,088	11,593
Freddie Mac Gold Pool 4% 1/1/2044	24,417	23,444
Freddie Mac Gold Pool 4% 10/1/2041	14,096	13,585
Freddie Mac Gold Pool 4% 10/1/2042	7,913	7,617
Freddie Mac Gold Pool 4% 10/1/2043	34,089	32,733
Freddie Mac Gold Pool 4% 10/1/2043	16,091	15,432
Freddie Mac Gold Pool 4% 10/1/2043	10,882	10,460
Freddie Mac Gold Pool 4% 10/1/2048	202,844	192,436
Freddie Mac Gold Pool 4% 10/1/2052	1,044,751	990,167
Freddie Mac Gold Pool 4% 11/1/2040	506,394	488,480
Freddie Mac Gold Pool 4% 11/1/2042	28,584	27,532
Freddie Mac Gold Pool 4% 11/1/2042	22,933	22,051
Freddie Mac Gold Pool 4% 11/1/2042	10,512	10,100
Freddie Mac Gold Pool 4% 11/1/2042	1,158	1,125
Freddie Mac Gold Pool 4% 11/1/2042	157,366	151,591
Freddie Mac Gold Pool 4% 11/1/2042	70,454	67,917
Freddie Mac Gold Pool 4% 11/1/2043	173,187	166,375
Freddie Mac Gold Pool 4% 11/1/2048	39,867	37,834
Freddie Mac Gold Pool 4% 12/1/2047	543,192	516,657
Freddie Mac Gold Pool 4% 2/1/2041	211,098	203,742
Freddie Mac Gold Pool 4% 2/1/2042	29,697	28,633
Freddie Mac Gold Pool 4% 2/1/2043	17,775	17,077
Freddie Mac Gold Pool 4% 2/1/2043	9,558	9,178
Freddie Mac Gold Pool 4% 2/1/2044	16,251	15,603
Freddie Mac Gold Pool 4% 2/1/2044	8,895	8,550
Freddie Mac Gold Pool 4% 2/1/2045	1,448	1,386
Freddie Mac Gold Pool 4% 2/1/2045	171,543	164,624
Freddie Mac Gold Pool 4% 2/1/2048	254,134	241,800
Freddie Mac Gold Pool 4% 3/1/2042	39,534	38,112
Freddie Mac Gold Pool 4% 3/1/2042	38,688	37,244
Freddie Mac Gold Pool 4% 3/1/2049	594,870	563,790
Freddie Mac Gold Pool 4% 4/1/2042	11,431	10,994
Freddie Mac Gold Pool 4% 4/1/2042	543,966	523,708
Freddie Mac Gold Pool 4% 4/1/2042	29,862	28,768
Freddie Mac Gold Pool 4% 4/1/2043	12,396	11,927
Freddie Mac Gold Pool 4% 4/1/2048	4,514	4,294
Freddie Mac Gold Pool 4% 4/1/2048	13,084	12,449
Freddie Mac Gold Pool 4% 4/1/2048	24,893	23,685
Freddie Mac Gold Pool 4% 4/1/2048	5,326	5,067
Freddie Mac Gold Pool 4% 4/1/2048	21,037	20,016
Freddie Mac Gold Pool 4% 5/1/2042	36,276	34,994
Freddie Mac Gold Pool 4% 5/1/2043	15,227	14,627
Freddie Mac Gold Pool 4% 5/1/2043	5,818	5,584
Freddie Mac Gold Pool 4% 5/1/2043	1,912	1,835
Freddie Mac Gold Pool 4% 5/1/2045	64,301	61,985
Freddie Mac Gold Pool 4% 5/1/2048	370,700	352,259
Freddie Mac Gold Pool 4% 6/1/2043	19,415	18,703
Freddie Mac Gold Pool 4% 6/1/2045	35,730	34,241
Freddie Mac Gold Pool 4% 6/1/2047	160,121	152,849
Freddie Mac Gold Pool 4% 6/1/2047	98,041	93,195
Freddie Mac Gold Pool 4% 6/1/2048	389,329	369,596
Freddie Mac Gold Pool 4% 7/1/2042	318,409	306,254
Freddie Mac Gold Pool 4% 7/1/2043	29,440	28,270
Freddie Mac Gold Pool 4% 7/1/2043	28,972	27,867
Freddie Mac Gold Pool 4% 7/1/2043	14,761	14,178
Freddie Mac Gold Pool 4% 7/1/2043	9,142	8,773
Freddie Mac Gold Pool 4% 7/1/2043	10,538	10,114
Freddie Mac Gold Pool 4% 7/1/2045	145,913	139,834
Freddie Mac Gold Pool 4% 7/1/2048	124,354	118,862
Freddie Mac Gold Pool 4% 8/1/2041	3,171	3,055
Freddie Mac Gold Pool 4% 8/1/2044	4,428	4,260
Freddie Mac Gold Pool 4% 8/1/2044	4,251	4,077
Freddie Mac Gold Pool 4% 8/1/2048	175,241	166,359
Freddie Mac Gold Pool 4% 9/1/2041	29,750	28,688
Freddie Mac Gold Pool 4% 9/1/2042	17,351	16,754
Freddie Mac Gold Pool 4% 9/1/2042	1,536,459	1,479,274
Freddie Mac Gold Pool 4% 9/1/2043	16,392	15,729
Freddie Mac Gold Pool 4% 9/1/2043	25,516	24,525
Freddie Mac Gold Pool 4% 9/1/2043	3,416	3,290
Freddie Mac Gold Pool 4% 9/1/2043	7,680	7,367
Freddie Mac Gold Pool 4% 9/1/2043	3,003	2,885
Freddie Mac Gold Pool 4% 9/1/2048	41,136	39,064
Freddie Mac Gold Pool 4% 9/1/2048	239,057	227,015
Freddie Mac Gold Pool 4.5% 1/1/2041	145,471	143,993
Freddie Mac Gold Pool 4.5% 10/1/2035	6,499	6,439
Freddie Mac Gold Pool 4.5% 10/1/2039	609,032	603,017
Freddie Mac Gold Pool 4.5% 10/1/2039	10,008	9,907
Freddie Mac Gold Pool 4.5% 10/1/2039	148,182	146,711
Freddie Mac Gold Pool 4.5% 10/1/2040	17,677	17,490
Freddie Mac Gold Pool 4.5% 10/1/2041	72,563	71,776
Freddie Mac Gold Pool 4.5% 10/1/2042	96,066	94,391
Freddie Mac Gold Pool 4.5% 10/1/2047	9,599	9,387
Freddie Mac Gold Pool 4.5% 11/1/2039	7,294	7,222
Freddie Mac Gold Pool 4.5% 11/1/2040	72,017	71,279
Freddie Mac Gold Pool 4.5% 11/1/2047	20,441	19,903
Freddie Mac Gold Pool 4.5% 12/1/2039	5,878	5,817
Freddie Mac Gold Pool 4.5% 12/1/2040	12,049	11,920
Freddie Mac Gold Pool 4.5% 12/1/2042	62,922	61,727
Freddie Mac Gold Pool 4.5% 12/1/2048	641,238	626,854
Freddie Mac Gold Pool 4.5% 2/1/2041	19,794	19,591
Freddie Mac Gold Pool 4.5% 2/1/2041	9,600	9,496
Freddie Mac Gold Pool 4.5% 2/1/2041	23,289	23,053
Freddie Mac Gold Pool 4.5% 2/1/2041	19,004	18,797
Freddie Mac Gold Pool 4.5% 2/1/2041	15,446	15,277
Freddie Mac Gold Pool 4.5% 2/1/2047	14,091	13,814
Freddie Mac Gold Pool 4.5% 3/1/2041	48,456	47,959
Freddie Mac Gold Pool 4.5% 3/1/2041	22,855	22,616
Freddie Mac Gold Pool 4.5% 3/1/2041	10,426	10,318
Freddie Mac Gold Pool 4.5% 3/1/2044	1,921	1,894
Freddie Mac Gold Pool 4.5% 3/1/2047	11,063	10,846
Freddie Mac Gold Pool 4.5% 4/1/2041	16,664	16,491
Freddie Mac Gold Pool 4.5% 4/1/2041	17,273	17,082
Freddie Mac Gold Pool 4.5% 5/1/2039	39,373	38,990
Freddie Mac Gold Pool 4.5% 5/1/2039	89,942	89,059
Freddie Mac Gold Pool 4.5% 5/1/2039	7,275	7,203
Freddie Mac Gold Pool 4.5% 5/1/2041	22,194	21,949
Freddie Mac Gold Pool 4.5% 5/1/2041	20,483	20,263
Freddie Mac Gold Pool 4.5% 6/1/2041	33,851	33,516
Freddie Mac Gold Pool 4.5% 6/1/2041	14,778	14,632
Freddie Mac Gold Pool 4.5% 6/1/2041	3,515	3,481
Freddie Mac Gold Pool 4.5% 7/1/2025	2,965	2,960
Freddie Mac Gold Pool 4.5% 7/1/2047	9,947	9,736
Freddie Mac Gold Pool 4.5% 8/1/2040	80,284	79,475
Freddie Mac Gold Pool 4.5% 8/1/2041	3,166	3,134
Freddie Mac Gold Pool 4.5% 8/1/2041	2,642	2,615
Freddie Mac Gold Pool 4.5% 9/1/2039	2,014	1,995
Freddie Mac Gold Pool 4.5% 9/1/2039	27,291	27,023
Freddie Mac Gold Pool 4.5% 9/1/2041	5,271	5,217
Freddie Mac Gold Pool 5% 1/1/2035	14,040	14,148
Freddie Mac Gold Pool 5% 1/1/2053	796,048	785,726
Freddie Mac Gold Pool 5% 10/1/2052	643,987	638,655
Freddie Mac Gold Pool 5% 11/1/2033	129,205	130,140
Freddie Mac Gold Pool 5% 11/1/2052	1,460,799	1,447,791
Freddie Mac Gold Pool 5% 11/1/2052	630,066	625,834
Freddie Mac Gold Pool 5% 11/1/2054	5,599,654	5,495,109
Freddie Mac Gold Pool 5% 12/1/2034	52,192	52,626
Freddie Mac Gold Pool 5% 12/1/2052	1,495,981	1,482,661
Freddie Mac Gold Pool 5% 12/1/2052	175,720	174,046
Freddie Mac Gold Pool 5% 12/1/2052	233,908	231,679
Freddie Mac Gold Pool 5% 7/1/2033	9,203	9,207
Freddie Mac Gold Pool 5% 7/1/2041	13,001	13,144
Freddie Mac Gold Pool 5% 8/1/2036	74,997	75,663
Freddie Mac Gold Pool 5.5% 10/1/2053	195,657	195,496
Freddie Mac Gold Pool 5.5% 2/1/2054	81,264	81,248
Freddie Mac Gold Pool 5.5% 3/1/2053	3,324,795	3,369,855
Freddie Mac Gold Pool 5.5% 4/1/2054	3,578,426	3,574,366
Freddie Mac Gold Pool 5.5% 5/1/2053	913,683	920,356
Freddie Mac Gold Pool 6% 10/1/2034	13,957	14,336
Freddie Mac Gold Pool 6% 10/1/2054	826,849	851,415
Freddie Mac Gold Pool 6% 11/1/2028	924	939
Freddie Mac Gold Pool 6% 11/1/2053	179,444	182,701
Freddie Mac Gold Pool 6% 2/1/2029	680	693
Freddie Mac Gold Pool 6% 4/1/2032	17,975	18,521
Freddie Mac Gold Pool 6% 4/1/2054	2,280,094	2,342,136
Freddie Mac Gold Pool 6% 5/1/2033	13,991	14,366
Freddie Mac Gold Pool 6% 6/1/2029	1,201	1,222
Freddie Mac Gold Pool 6% 6/1/2029	265	270
Freddie Mac Gold Pool 6% 7/1/2029	2,997	3,060
Freddie Mac Gold Pool 6% 7/1/2029	40	40
Freddie Mac Gold Pool 6% 7/1/2029	109	111
Freddie Mac Gold Pool 6% 9/1/2033	23,696	24,473
Freddie Mac Gold Pool 6% 9/1/2036	53,569	56,003
Freddie Mac Gold Pool 6% 9/1/2054	196,835	201,514
Freddie Mac Gold Pool 6% 9/1/2054	789,474	814,163
Freddie Mac Gold Pool 6.5% 1/1/2032	22,421	23,257
Freddie Mac Gold Pool 6.5% 1/1/2054	1,050,241	1,090,590
Freddie Mac Gold Pool 6.5% 10/1/2032	15,005	15,593
Freddie Mac Gold Pool 6.5% 10/1/2053	339,269	351,269
Freddie Mac Gold Pool 6.5% 10/1/2053	326,481	338,948
Freddie Mac Gold Pool 6.5% 2/1/2037	1,778	1,864
Freddie Mac Gold Pool 6.5% 3/1/2032	2,321	2,409
Freddie Mac Gold Pool 6.5% 3/1/2032	1,259	1,310
Freddie Mac Gold Pool 6.5% 3/1/2037	1,319	1,394
Freddie Mac Gold Pool 6.5% 4/1/2032	1,175	1,220
Freddie Mac Gold Pool 6.5% 4/1/2032	1,101	1,142
Freddie Mac Gold Pool 6.5% 5/1/2031	2,621	2,716
Freddie Mac Gold Pool 6.5% 5/1/2033	31,584	32,544
Freddie Mac Gold Pool 6.5% 6/1/2054	289,292	302,802
Freddie Mac Gold Pool 6.5% 9/1/2039	22,613	23,903
Freddie Mac Gold Pool 6.5% 9/1/2053	90,318	93,513
Freddie Mac Gold Pool 6.5% 9/1/2053	88,755	92,366
Freddie Mac Gold Pool 6.5% 9/1/2054	334,317	350,060
Freddie Mac Gold Pool 7% 1/1/2036	3,812	4,002
Freddie Mac Gold Pool 7% 11/1/2026	462	468
Freddie Mac Gold Pool 7% 11/1/2034	6,125	6,431
Freddie Mac Gold Pool 7% 11/1/2034	7,980	8,422
Freddie Mac Gold Pool 7% 12/1/2026	1,635	1,654
Freddie Mac Gold Pool 7% 2/1/2027	222	224
Freddie Mac Gold Pool 7% 3/1/2026	1,096	1,102
Freddie Mac Gold Pool 7% 7/1/2026	347	349
Freddie Mac Gold Pool 7% 7/1/2029	10,798	11,182
Freddie Mac Gold Pool 7% 8/1/2026	2,685	2,709
Freddie Mac Gold Pool 7% 8/1/2034	5,036	5,355
Freddie Mac Gold Pool 7% 9/1/2026	2,963	2,993
Freddie Mac Gold Pool 7% 9/1/2035	15,825	16,646
Freddie Mac Gold Pool 7.5% 1/1/2027	43	42
Freddie Mac Gold Pool 7.5% 11/1/2029	1,170	1,222
Freddie Mac Gold Pool 7.5% 11/1/2029	223	231
Freddie Mac Gold Pool 7.5% 2/1/2032	82,702	87,679
Freddie Mac Gold Pool 7.5% 6/1/2027	493	505
Freddie Mac Gold Pool 7.5% 7/1/2034	37,904	39,525
Freddie Mac Gold Pool 7.5% 9/1/2030	250	263
Freddie Mac Gold Pool 7.5% 9/1/2031	1,863	1,965
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 7.231% 5/1/2034 (d)(e)	327	331
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,646,334	1,661,959
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,121,019	1,130,607
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,269,700	1,281,750
Freddie Mac Non Gold Pool 6% 11/1/2054	705,439	723,973
Freddie Mac Non Gold Pool 6% 6/1/2053	604,589	619,906
Freddie Mac Non Gold Pool 6% 6/1/2053	513,030	525,226
Freddie Mac Non Gold Pool 6% 6/1/2053	571,223	583,554
Freddie Mac Non Gold Pool 6% 7/1/2053	439,831	450,288
Freddie Mac Non Gold Pool 6% 7/1/2053	496,305	508,879
Freddie Mac Non Gold Pool 6% 9/1/2053	458,103	466,417
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.5%, 6.127% 3/1/2036 (d)(e)	19,545	19,834
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 6.466% 12/1/2040 (d)(e)	58,224	59,709
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%, 7.294% 9/1/2041 (d)(e)	17,791	18,147
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.923%, 7.17% 10/1/2042 (d)(e)	8,268	8,481
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.961%, 7.711% 6/1/2033 (d)(e)	15,369	15,655
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 1Y + 2.045%, 7.905% 7/1/2036 (d)(e)	6,890	7,047
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.2%, 6.45% 12/1/2036 (d)(e)	15,321	15,752
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 2.02%, 7.635% 6/1/2037 (d)(e)	52,700	53,381
Freddie Mac Non Gold Pool FTSE USD IBOR CONSUMER CASH FALLBACKS TERM 6M + 3.049%, 8.549% 10/1/2035 (d)(e)	335	343
Ginnie Mae I Pool 2.5% 1/20/2052	531,133	449,741
Ginnie Mae I Pool 2.5% 12/20/2051	537,757	454,678
Ginnie Mae I Pool 2.5% 12/20/2051	822,181	695,931
Ginnie Mae I Pool 2.5% 12/20/2051	426,106	360,808
Ginnie Mae I Pool 2.5% 8/20/2051	4,589,903	3,886,536
Ginnie Mae I Pool 2.5% 8/20/2051	454,065	384,483
Ginnie Mae I Pool 2.5% 8/20/2051	1,192,162	1,009,473
Ginnie Mae I Pool 2.5% 9/20/2051	1,828,448	1,548,253
Ginnie Mae I Pool 2.5% 9/20/2051	1,183,556	1,002,185
Ginnie Mae I Pool 3% 12/20/2042	171,018	155,237
Ginnie Mae I Pool 3% 3/20/2043	114,804	104,222
Ginnie Mae I Pool 3% 3/20/2043	48,805	44,334
Ginnie Mae I Pool 3% 4/15/2045	23,568	21,168
Ginnie Mae I Pool 3% 5/15/2043	33,399	30,077
Ginnie Mae I Pool 3% 6/15/2042	44,085	39,876
Ginnie Mae I Pool 3% 6/15/2043	70,196	63,641
Ginnie Mae I Pool 3% 6/15/2043	41,267	37,303
Ginnie Mae I Pool 3% 6/20/2042	204,640	185,826
Ginnie Mae I Pool 3% 7/15/2043	10,519	9,482
Ginnie Mae I Pool 3.5% 10/20/2054	9,024,465	8,248,074
Ginnie Mae I Pool 3.5% 2/15/2043	218,830	202,775
Ginnie Mae I Pool 3.5% 3/15/2042	10,809	10,029
Ginnie Mae I Pool 3.5% 3/15/2043	150,905	140,011
Ginnie Mae I Pool 3.5% 5/20/2046	8,537	7,909
Ginnie Mae I Pool 3.5% 5/20/2046	12,141	11,263
Ginnie Mae I Pool 3.5% 5/20/2046	12,113	11,238
Ginnie Mae I Pool 3.5% 5/20/2046	13,729	12,737
Ginnie Mae I Pool 3.5% 5/20/2046	12,979	12,041
Ginnie Mae I Pool 3.5% 5/20/2046	24,376	22,614
Ginnie Mae I Pool 3.5% 6/20/2046	16,105	14,941
Ginnie Mae I Pool 3.5% 6/20/2046	51,218	47,516
Ginnie Mae I Pool 3.5% 6/20/2046	15,416	14,302
Ginnie Mae I Pool 3.5% 6/20/2046	5,588	5,187
Ginnie Mae I Pool 3.5% 6/20/2046	9,922	9,205
Ginnie Mae I Pool 3.5% 6/20/2046	19,093	17,713
Ginnie Mae I Pool 3.5% 6/20/2046	11,724	10,877
Ginnie Mae I Pool 3.5% 7/15/2043	17,707	16,435
Ginnie Mae I Pool 3.5% 7/20/2043	44,232	41,133
Ginnie Mae I Pool 3.5% 7/20/2046	856,957	795,550
Ginnie Mae I Pool 4% 1/15/2042	7,176	6,909
Ginnie Mae I Pool 4% 1/15/2043	21,670	20,823
Ginnie Mae I Pool 4% 10/15/2040	91,355	88,038
Ginnie Mae I Pool 4% 10/15/2040	34,668	33,418
Ginnie Mae I Pool 4% 10/15/2040	8,297	7,996
Ginnie Mae I Pool 4% 10/15/2040	3,605	3,476
Ginnie Mae I Pool 4% 10/15/2041	21,442	20,629
Ginnie Mae I Pool 4% 10/15/2041	148,415	142,789
Ginnie Mae I Pool 4% 10/15/2041	39,640	38,178
Ginnie Mae I Pool 4% 10/15/2041	2,473	2,384
Ginnie Mae I Pool 4% 10/15/2041	14,486	13,928
Ginnie Mae I Pool 4% 11/15/2041	104,354	100,475
Ginnie Mae I Pool 4% 11/15/2042	6,017	5,784
Ginnie Mae I Pool 4% 12/15/2040	3,907	3,765
Ginnie Mae I Pool 4% 12/15/2040	9,594	9,250
Ginnie Mae I Pool 4% 12/15/2041	57,624	55,476
Ginnie Mae I Pool 4% 12/15/2041	32,151	30,929
Ginnie Mae I Pool 4% 12/15/2041	1,682	1,619
Ginnie Mae I Pool 4% 12/15/2042	6,865	6,604
Ginnie Mae I Pool 4% 2/15/2041	14,506	13,980
Ginnie Mae I Pool 4% 2/15/2042	86,876	83,591
Ginnie Mae I Pool 4% 2/15/2042	16,768	16,138
Ginnie Mae I Pool 4% 3/15/2040	14,188	13,669
Ginnie Mae I Pool 4% 3/15/2041	62,447	60,449
Ginnie Mae I Pool 4% 3/15/2041	14,717	14,158
Ginnie Mae I Pool 4% 3/15/2041	6,492	6,256
Ginnie Mae I Pool 4% 3/15/2042	14,815	14,255
Ginnie Mae I Pool 4% 3/15/2042	7,854	7,550
Ginnie Mae I Pool 4% 3/15/2042	54,876	52,796
Ginnie Mae I Pool 4% 4/15/2042	11,485	11,045
Ginnie Mae I Pool 4% 4/15/2043	4,613	4,449
Ginnie Mae I Pool 4% 5/15/2041	71,690	69,397
Ginnie Mae I Pool 4% 5/15/2042	8,224	7,932
Ginnie Mae I Pool 4% 5/20/2049	202,489	191,076
Ginnie Mae I Pool 4% 6/15/2041	9,816	9,453
Ginnie Mae I Pool 4% 6/15/2041	7,245	7,000
Ginnie Mae I Pool 4% 6/15/2041	6,739	6,482
Ginnie Mae I Pool 4% 6/15/2041	92,502	89,073
Ginnie Mae I Pool 4% 6/15/2042	2,425	2,330
Ginnie Mae I Pool 4% 7/15/2041	8,100	7,812
Ginnie Mae I Pool 4% 7/15/2041	3,747	3,604
Ginnie Mae I Pool 4% 8/15/2041	8,808	8,489
Ginnie Mae I Pool 4% 8/15/2043	3,839	3,690
Ginnie Mae I Pool 4% 8/15/2043	5,360	5,141
Ginnie Mae I Pool 4% 9/15/2040	3,810	3,673
Ginnie Mae I Pool 4% 9/15/2041	50,763	48,865
Ginnie Mae I Pool 4% 9/15/2041	4,675	4,495
Ginnie Mae I Pool 4.5% 2/15/2040	1,483	1,460
Ginnie Mae I Pool 4.5% 2/15/2040	23,013	22,662
Ginnie Mae I Pool 4.5% 3/15/2040	188,472	185,532
Ginnie Mae I Pool 4.5% 3/15/2040	22,294	21,940
Ginnie Mae I Pool 4.5% 3/15/2040	33,210	32,689
Ginnie Mae I Pool 4.5% 3/15/2041	56,851	55,898
Ginnie Mae I Pool 4.5% 4/20/2053	2,068,310	1,998,166
Ginnie Mae I Pool 4.5% 5/15/2039	2,271	2,236
Ginnie Mae I Pool 4.5% 5/15/2040	69,869	68,773
Ginnie Mae I Pool 4.5% 5/20/2041	2,019	1,994
Ginnie Mae I Pool 4.5% 6/15/2040	63,968	62,961
Ginnie Mae I Pool 4.5% 6/15/2040	86,757	85,399
Ginnie Mae I Pool 4.5% 6/15/2040	18,574	18,281
Ginnie Mae I Pool 4.5% 6/15/2040	88,536	87,138
Ginnie Mae I Pool 4.5% 6/15/2040	29,110	28,655
Ginnie Mae I Pool 4.5% 6/15/2040	116,002	114,179
Ginnie Mae I Pool 4.5% 6/15/2040	86,389	85,039
Ginnie Mae I Pool 4.5% 6/15/2041	301,602	296,635
Ginnie Mae I Pool 4.5% 7/15/2040	91,798	90,363
Ginnie Mae I Pool 4.5% 7/15/2040	44,790	44,093
Ginnie Mae I Pool 4.5% 7/15/2040	34,465	33,923
Ginnie Mae I Pool 4.5% 7/15/2040	5,255	5,168
Ginnie Mae I Pool 4.5% 7/15/2040	59,782	58,845
Ginnie Mae I Pool 4.5% 7/15/2040	25,397	24,997
Ginnie Mae I Pool 4.5% 7/15/2040	90,855	89,427
Ginnie Mae I Pool 4.5% 8/15/2033	312	309
Ginnie Mae I Pool 4.5% 8/15/2039	129,142	127,210
Ginnie Mae I Pool 4.5% 8/15/2039	83,812	82,522
Ginnie Mae I Pool 4.5% 8/15/2040	37,717	37,121
Ginnie Mae I Pool 4.5% 8/15/2040	8,482	8,356
Ginnie Mae I Pool 5% 11/15/2039	23,090	23,155
Ginnie Mae I Pool 5% 11/15/2039	34,646	34,728
Ginnie Mae I Pool 5% 4/15/2040	80,500	80,720
Ginnie Mae I Pool 5% 4/15/2040	28,756	28,836
Ginnie Mae I Pool 5% 4/20/2048	119,097	120,363
Ginnie Mae I Pool 5% 5/15/2039	22,299	22,355
Ginnie Mae I Pool 5% 6/15/2040	244,301	244,980
Ginnie Mae I Pool 5% 6/15/2040	12,753	12,790
Ginnie Mae I Pool 5% 6/15/2041	9,973	9,997
Ginnie Mae I Pool 5% 7/15/2039	29,888	29,964
Ginnie Mae I Pool 5% 7/15/2040	2,316	2,322
Ginnie Mae I Pool 5% 7/15/2040	17,302	17,352
Ginnie Mae I Pool 5% 8/15/2039	1,678	1,682
Ginnie Mae I Pool 5% 9/15/2039	19,831	19,882
Ginnie Mae I Pool 5.5% 12/15/2038	1,142	1,159
Ginnie Mae I Pool 5.5% 9/15/2039	55,318	56,194
Ginnie Mae I Pool 6.5% 10/15/2034	21,663	22,254
Ginnie Mae I Pool 6.5% 7/15/2036	367	378
Ginnie Mae I Pool 7% 1/15/2026	37	37
Ginnie Mae I Pool 7% 1/15/2028	27	28
Ginnie Mae I Pool 7% 1/15/2028	453	458
Ginnie Mae I Pool 7% 1/15/2029	52	53
Ginnie Mae I Pool 7% 10/15/2028	270	274
Ginnie Mae I Pool 7% 12/15/2027	145	147
Ginnie Mae I Pool 7% 12/15/2031	1,175	1,205
Ginnie Mae I Pool 7% 2/15/2028	274	277
Ginnie Mae I Pool 7% 3/15/2028	129	130
Ginnie Mae I Pool 7% 4/20/2032	25,708	26,552
Ginnie Mae I Pool 7% 5/15/2028	84	85
Ginnie Mae I Pool 7% 5/15/2029	1,332	1,355
Ginnie Mae I Pool 7% 7/15/2028	280	284
Ginnie Mae I Pool 7% 7/15/2028	678	686
Ginnie Mae I Pool 7% 7/15/2029	19	18
Ginnie Mae I Pool 7% 7/15/2029	104	106
Ginnie Mae I Pool 7% 8/15/2028	291	294
Ginnie Mae I Pool 7% 8/15/2029	136	138
Ginnie Mae I Pool 7% 8/15/2029	6	5
Ginnie Mae I Pool 7% 9/15/2028	5,889	5,973
Ginnie Mae I Pool 7% 9/15/2028	72	73
Ginnie Mae I Pool 7% 9/15/2028	25	25
Ginnie Mae I Pool 7% 9/15/2028	1,592	1,606
Ginnie Mae I Pool 7.5% 10/15/2028	614	630
Ginnie Mae I Pool 7.5% 11/15/2027	82	84
Ginnie Mae I Pool 7.5% 11/15/2029	785	812
Ginnie Mae I Pool 7.5% 12/15/2026	17	16
Ginnie Mae I Pool 7.5% 12/15/2028	791	803
Ginnie Mae I Pool 7.5% 12/15/2029	408	422
Ginnie Mae I Pool 7.5% 3/15/2028	384	390
Ginnie Mae I Pool 7.5% 4/15/2028	332	340
Ginnie Mae I Pool 7.5% 4/15/2028	367	369
Ginnie Mae I Pool 7.5% 5/15/2029	1,173	1,202
Ginnie Mae I Pool 7.5% 6/15/2028	686	696
Ginnie Mae I Pool 7.5% 7/15/2029	5,292	5,464
Ginnie Mae I Pool 7.5% 9/15/2027	33	33
Ginnie Mae I Pool 7.5% 9/15/2028	369	378
Ginnie Mae I Pool 8% 10/15/2025	96	96
Ginnie Mae I Pool 8% 7/15/2025	27	27
Ginnie Mae I Pool 8% 8/15/2025	17	16
Ginnie Mae I Pool 8% 8/15/2025	562	562
Ginnie Mae I Pool 8.5% 10/15/2028	1,407	1,431
Ginnie Mae I Pool 8.5% 11/15/2027	846	860
Ginnie Mae II Pool 2% 1/1/2055 (k)	10,925,000	8,990,934
Ginnie Mae II Pool 2% 1/20/2051	379,508	312,602
Ginnie Mae II Pool 2% 10/20/2050	5,278,987	4,345,844
Ginnie Mae II Pool 2% 11/20/2050	3,045,649	2,507,283
Ginnie Mae II Pool 2% 12/1/2054 (k)	17,650,000	14,511,609
Ginnie Mae II Pool 2% 12/20/2050	4,380,769	3,605,715
Ginnie Mae II Pool 2% 2/20/2051	574,606	472,945
Ginnie Mae II Pool 2% 2/20/2052	16,978,014	13,960,970
Ginnie Mae II Pool 2% 4/20/2051	235,136	193,389
Ginnie Mae II Pool 2% 8/20/2051	339,169	279,163
Ginnie Mae II Pool 2.5% 12/1/2054 (k)	2,600,000	2,223,000
Ginnie Mae II Pool 2.5% 12/20/2051	98,911	84,619
Ginnie Mae II Pool 2.5% 2/20/2052	9,702,369	8,297,420
Ginnie Mae II Pool 2.5% 5/20/2052	10,112,238	8,649,517
Ginnie Mae II Pool 2.5% 6/20/2054	487,137	416,331
Ginnie Mae II Pool 3% 1/1/2055 (k)	16,425,000	14,570,130
Ginnie Mae II Pool 3% 12/1/2054 (k)	31,025,000	27,505,603
Ginnie Mae II Pool 3.5% 1/1/2055 (k)	8,125,000	7,431,201
Ginnie Mae II Pool 3.5% 1/20/2044	12,224	11,379
Ginnie Mae II Pool 3.5% 10/20/2041	5,166	4,833
Ginnie Mae II Pool 3.5% 10/20/2043	4,228	3,938
Ginnie Mae II Pool 3.5% 11/20/2041	197,713	185,013
Ginnie Mae II Pool 3.5% 11/20/2043	4,627	4,309
Ginnie Mae II Pool 3.5% 11/20/2054	750,000	685,476
Ginnie Mae II Pool 3.5% 12/1/2054 (k)	18,025,000	16,477,384
Ginnie Mae II Pool 3.5% 12/20/2040	2,409	2,259
Ginnie Mae II Pool 3.5% 2/20/2043	161,200	150,405
Ginnie Mae II Pool 3.5% 2/20/2044	2,495	2,322
Ginnie Mae II Pool 3.5% 3/20/2043	122,753	114,535
Ginnie Mae II Pool 3.5% 3/20/2044	2,534	2,359
Ginnie Mae II Pool 3.5% 4/20/2043	196,586	183,392
Ginnie Mae II Pool 3.5% 4/20/2044	2,332	2,169
Ginnie Mae II Pool 3.5% 4/20/2046	12,668	11,760
Ginnie Mae II Pool 3.5% 5/20/2043	32,783	30,441
Ginnie Mae II Pool 3.5% 5/20/2046	6,195	5,747
Ginnie Mae II Pool 3.5% 5/20/2046	23,938	22,208
Ginnie Mae II Pool 3.5% 7/20/2043	5,687	5,299
Ginnie Mae II Pool 3.5% 8/20/2043	11,412	10,635
Ginnie Mae II Pool 3.5% 9/20/2040	5,321	4,987
Ginnie Mae II Pool 3.5% 9/20/2043	31,462	29,314
Ginnie Mae II Pool 4% 1/20/2041	816,317	782,687
Ginnie Mae II Pool 4% 1/20/2046	20,937	19,920
Ginnie Mae II Pool 4% 10/20/2040	330,524	316,956
Ginnie Mae II Pool 4% 10/20/2041	386,370	370,067
Ginnie Mae II Pool 4% 10/20/2045	4,183	3,986
Ginnie Mae II Pool 4% 11/20/2040	185,939	178,292
Ginnie Mae II Pool 4% 11/20/2044	447,665	427,029
Ginnie Mae II Pool 4% 12/1/2054 (k)	1,100,000	1,034,688
Ginnie Mae II Pool 4% 12/20/2040	2,538	2,434
Ginnie Mae II Pool 4% 12/20/2044	12,106	11,548
Ginnie Mae II Pool 4% 12/20/2045	26,900	25,594
Ginnie Mae II Pool 4% 2/20/2041	55,557	53,263
Ginnie Mae II Pool 4% 3/20/2041	43,537	41,738
Ginnie Mae II Pool 4% 6/20/2045	1,180,299	1,124,837
Ginnie Mae II Pool 4% 7/20/2033	6,909	6,716
Ginnie Mae II Pool 4% 7/20/2044	65,355	62,367
Ginnie Mae II Pool 4% 8/20/2041	8,139	7,797
Ginnie Mae II Pool 4% 8/20/2043	24,057	22,983
Ginnie Mae II Pool 4% 8/20/2044	28,966	27,641
Ginnie Mae II Pool 4% 8/20/2045	288,717	275,150
Ginnie Mae II Pool 4% 8/20/2048	1,206,468	1,144,875
Ginnie Mae II Pool 4% 9/20/2040	257,354	246,781
Ginnie Mae II Pool 4% 9/20/2045	3,234	3,082
Ginnie Mae II Pool 4.5% 1/20/2045	2,628	2,592
Ginnie Mae II Pool 4.5% 10/20/2044	2,180	2,150
Ginnie Mae II Pool 4.5% 11/20/2039	1,698	1,677
Ginnie Mae II Pool 4.5% 11/20/2040	131,849	130,230
Ginnie Mae II Pool 4.5% 11/20/2041	1,280	1,264
Ginnie Mae II Pool 4.5% 12/1/2054 (k)	8,800,000	8,492,000
Ginnie Mae II Pool 4.5% 2/20/2041	105,369	104,071
Ginnie Mae II Pool 4.5% 2/20/2042	1,577	1,557
Ginnie Mae II Pool 4.5% 3/20/2041	10,450	10,321
Ginnie Mae II Pool 4.5% 3/20/2046	3,844	3,791
Ginnie Mae II Pool 4.5% 4/20/2035	6,821	6,747
Ginnie Mae II Pool 4.5% 5/20/2040	11,338	11,200
Ginnie Mae II Pool 4.5% 5/20/2041	140,340	138,608
Ginnie Mae II Pool 4.5% 5/20/2042	9,493	9,376
Ginnie Mae II Pool 4.5% 5/20/2046	3,871	3,818
Ginnie Mae II Pool 4.5% 6/20/2035	1,265	1,251
Ginnie Mae II Pool 4.5% 6/20/2041	5,876	5,803
Ginnie Mae II Pool 4.5% 6/20/2043	1,977	1,953
Ginnie Mae II Pool 4.5% 6/20/2044	2,494	2,459
Ginnie Mae II Pool 4.5% 7/20/2054	894,478	863,164
Ginnie Mae II Pool 4.5% 9/20/2039	3,207	3,168
Ginnie Mae II Pool 4.5% 9/20/2040	57,180	56,479
Ginnie Mae II Pool 4.5% 9/20/2046	2,813	2,778
Ginnie Mae II Pool 5% 12/1/2054 (k)	11,550,000	11,387,578
Ginnie Mae II Pool 5.5% 1/1/2055 (k)	9,475,000	9,480,551
Ginnie Mae II Pool 5.5% 12/1/2054 (k)	25,675,000	25,709,099
Ginnie Mae II Pool 6% 1/1/2055 (k)	27,500,000	27,766,407
Ginnie Mae II Pool 6% 12/1/2054 (k)	44,025,000	44,485,890
Ginnie Mae II Pool 6.5% 1/1/2055 (k)	4,900,000	4,979,817
Ginnie Mae II Pool 6.5% 12/1/2054 (k)	13,200,000	13,420,688
Ginnie Mae II Pool 7% 2/20/2032	7,835	8,101
Ginnie Mae II Pool 7% 3/20/2032	3,872	4,005
Uniform Mortgage Backed Securities 2% 1/1/2055 (k)	59,325,000	47,619,899
Uniform Mortgage Backed Securities 2% 12/1/2039 (k)	1,175,000	1,053,553
Uniform Mortgage Backed Securities 2% 12/1/2054 (k)	115,825,000	92,859,080
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (k)	24,975,000	20,908,758
Uniform Mortgage Backed Securities 3% 1/1/2055 (k)	400,000	348,812
Uniform Mortgage Backed Securities 3% 12/1/2054 (k)	12,050,000	10,499,504
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (k)	9,050,000	8,200,856
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (k)	5,000,000	4,802,344
Uniform Mortgage Backed Securities 5% 12/1/2039 (k)	3,175,000	3,181,697
Uniform Mortgage Backed Securities 6% 12/1/2054 (k)	13,200,000	13,358,812
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (k)	250,000	255,947
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (k)	9,200,000	9,419,937
TOTAL UNITED STATES		872,680,255
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $888,280,829)		872,680,255

U.S. Treasury Obligations - 4.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044 (m)	4.58 to 4.63	3,680,000	3,502,900
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.73	4,060,000	4,135,491
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	6,750,000	6,577,561
US Treasury Notes 4.125% 2/15/2027	4.45	1,080,000	1,078,819
US Treasury Notes 4.125% 3/31/2031	4.65	890,000	889,652
US Treasury Notes 4.25% 3/15/2027	4.45	1,300,000	1,302,488
US Treasury Notes 4.25% 6/30/2031	4.45	2,160,000	2,174,513
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.29	1,050,000	1,064,273
US Treasury Notes 4.5% 4/15/2027	4.75 to 4.88	5,690,000	5,733,564
US Treasury Notes 4.5% 5/31/2029	4.28	210,000	213,437
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,795,904)			26,672,698

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.64	58,787,487	58,799,244
Fidelity Securities Lending Cash Central Fund (h)(n)	4.64	863,046	863,133
TOTAL MONEY MARKET FUNDS (Cost $59,662,292)			59,662,377

Purchased Swaptions - 0.6%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.4%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	3,100,000	44,438
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	10,300,000	326,916
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	2,700,000	98,250
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	144,965
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	1,600,000	20,322
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	4,000,000	148,798
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	174,403
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,500,000	130,730
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	900,000	31,994
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,400,000	179,065
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	5,500,000	224,205
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	198,675

TOTAL PUT SWAPTIONS			1,722,761
Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	3,100,000	57,524
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	10,300,000	492,378
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	2,700,000	116,966
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,900,000	165,904
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	1,600,000	32,360
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	4,000,000	168,899
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	4,600,000	190,151
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	3,500,000	147,528
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	900,000	40,667
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,400,000	158,949
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	5,500,000	101,451
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	52,499

TOTAL CALL SWAPTIONS			1,725,276
TOTAL PURCHASED SWAPTIONS (Cost $3,735,502)			3,448,037

TOTAL INVESTMENT IN SECURITIES - 175.9% (Cost $1,075,088,715)	1,058,642,400
NET OTHER ASSETS (LIABILITIES) - (75.9)%	(456,383,518)
NET ASSETS - 100.0%	602,258,882

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(10,925,000)	(8,982,398)
Ginnie Mae II Pool 3% 12/1/2054	(25,850,000)	(22,917,641)
Ginnie Mae II Pool 3.5% 12/1/2054	(18,775,000)	(17,162,990)
Ginnie Mae II Pool 5.5% 12/1/2054	(21,450,000)	(21,478,488)
Ginnie Mae II Pool 6% 12/1/2054	(37,525,000)	(37,917,842)
Ginnie Mae II Pool 6.5% 12/1/2054	(9,800,000)	(9,963,844)
Uniform Mortgage Backed Securities 2% 12/1/2039	(1,175,000)	(1,053,553)
Uniform Mortgage Backed Securities 2% 12/1/2054	(86,975,000)	(69,729,493)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(24,975,000)	(20,908,758)
Uniform Mortgage Backed Securities 3% 12/1/2054	(4,800,000)	(4,182,375)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(8,500,000)	(7,702,461)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(2,825,000)	(2,713,324)
Uniform Mortgage Backed Securities 5% 12/1/2039	(3,175,000)	(3,181,697)
Uniform Mortgage Backed Securities 5% 12/1/2054	(8,300,000)	(8,143,727)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(10,900,000)	(10,884,672)
Uniform Mortgage Backed Securities 6% 12/1/2054	(3,800,000)	(3,845,719)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(1,150,000)	(1,177,492)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(251,946,474)

TOTAL TBA SALE COMMITMENTS (Proceeds $249,001,735)		(251,946,474)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	7,600,000	(299,241)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the US SOFR Index, expiring January 2034	1/04/29	7,600,000	(263,651)

TOTAL WRITTEN SWAPTIONS			(562,892)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	303	Mar 2025	62,451,141	151,793	151,793
CBOT 5-Year U.S. Treasury Note Contracts (United States)	138	Mar 2025	14,849,016	121,640	121,640

TOTAL PURCHASED					273,433

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	217	Mar 2025	24,127,688	(261,279)	(261,279)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Mar 2025	597,500	(5,461)	(5,461)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Mar 2025	508,750	(19,585)	(19,585)

TOTAL SOLD					(286,325)

TOTAL FUTURES CONTRACTS					(12,892)
The notional amount of futures purchased as a percentage of Net Assets is 12.9%
The notional amount of futures sold as a percentage of Net Assets is 4.2%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,376	(20,786)	(8,410)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	550,000	85,084	(156,956)	(71,872)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	21,658	(35,420)	(13,762)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	22,920	(28,327)	(5,407)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	11,460	(12,221)	(761)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	350,000	40,109	(44,875)	(4,766)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	30,939	(31,112)	(173)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	11,460	(11,592)	(132)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	1,307	(11,867)	(10,560)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	1,379	(12,030)	(10,651)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	470,000	72,708	(117,467)	(44,759)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	13,923	(20,468)	(6,545)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,470	(16,649)	(1,179)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,460	(14,164)	(2,704)
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	2,940	(17,218)	(14,278)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	54,144	(84,544)	(30,400)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	660,000	102,100	(158,830)	(56,730)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	550,000	85,084	(142,974)	(57,890)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	20,111	(36,708)	(16,597)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	10,829	(15,439)	(4,610)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	20,111	(35,315)	(15,204)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	11,460	(16,048)	(4,588)

TOTAL BUY PROTECTION							659,032	(1,041,010)	(381,978)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(6,445)	6,546	101
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	(5,625)	71,502	65,877
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(8,643)	8,548	(95)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,900,000	(50,131)	72,292	22,161
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	2,300,000	(29,645)	46,025	16,380
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,800,000	(48,402)	57,052	8,650

TOTAL SELL PROTECTION							(148,891)	261,965	113,074
TOTAL CREDIT DEFAULT SWAPS							510,141	(779,045)	(268,904)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	6,713,000	113,744	0	113,744
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	6,241,000	201,139	0	201,139
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	40,701,000	909,584	0	909,584
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	2,039,000	57,203	0	57,203
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	9,379,000	372,927	0	372,927
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	6,204,000	424,940	0	424,940
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	1,319,000	(111,781)	0	(111,781)
TOTAL INTEREST RATE SWAPS							1,967,756	0	1,967,756

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,969,750 or 5.6% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $458,142.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,020,318.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security is on loan at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	84,084,107	58,348,806	83,633,669	953,695	-	-	58,799,244	0.1%
Fidelity Securities Lending Cash Central Fund	-	21,621,159	20,758,026	939	-	-	863,133	0.0%
Total	84,084,107	79,969,965	104,391,695	954,634	-	-	59,662,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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